FI - Quantitative information about level 3 liabilities at fair value (Details 15) SFr in Millions, Pure in Millions	Jun. 30, 2020 CHF (SFr)	Mar. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Liabilities
Due to banks	SFr 484	SFr 430	SFr 322
Customer deposits	3,603	3,572	3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,379	24,271	10,715
Obligation to return securities received as collateral	42,479	28,655	40,219
Trading liabilities	44,040	44,877	38,186
Short-term borrowings	12,079	10,084	11,333
Long-term debt	68,798	60,360	70,331
Other liabilities	7,384	SFr 7,547	7,891
Recurring basis
Liabilities
Due to banks	484		322
Customer deposits	3,603		3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,379		10,715
Obligation to return securities received as collateral	42,479		40,219
Trading liabilities	44,040		38,186
Short-term borrowings	12,079		11,333
Long-term debt	68,798		70,331
Other liabilities	7,384		7,891
Total liabilities at fair value	196,246		182,336
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	12,539		10,182
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	34,694		39,084
Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	7,914		7,594
Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt			5,502
Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,803
Recurring basis | Debt securities
Liabilities
Trading liabilities	7,606		8,922
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,810		3,889
Recurring basis | Equity securities
Liabilities
Trading liabilities	21,000		15,792
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	15,434		13,472
Recurring basis | Level 3
Liabilities
Due to banks	0		0
Customer deposits	433		474
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	170		1
Trading liabilities	3,727		3,854
Short-term borrowings	480		997
Long-term debt	8,491		12,610
Other liabilities	1,201		1,385
Total liabilities at fair value	14,502		19,321
Recurring basis | Level 3 | Option model
Liabilities
Short-term borrowings	SFr 304		SFr 847
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	50		50
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	100		100
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	70		70
Recurring basis | Level 3 | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Customer deposits, measurement input	81		46
Recurring basis | Level 3 | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Customer deposits, measurement input	145		79
Recurring basis | Level 3 | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Customer deposits, measurement input	140		71
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Customer deposits, measurement input	(6)		0
Short-term borrowings, measurement input	(50)		(50)
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Customer deposits, measurement input	100		100
Short-term borrowings, measurement input	93		100
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Customer deposits, measurement input	78		77
Short-term borrowings, measurement input	51		62
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	0		0
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	2		2
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	0		0
Recurring basis | Level 3 | Option model | Measurement Input, Mean reversion [Member] | Minimum
Liabilities
Customer deposits, measurement input	10		10
Recurring basis | Level 3 | Option model | Measurement Input, Mean reversion [Member] | Maximum
Liabilities
Customer deposits, measurement input	10		10
Recurring basis | Level 3 | Option model | Measurement Input, Mean reversion [Member] | Weighted average
Liabilities
Customer deposits, measurement input	10		10
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	0		1
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	213		275
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	27		39
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Short-term borrowings	SFr 68		SFr 56
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	(28)		(40)
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	1,317		937
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	1,160		138
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	35		40
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	40		40
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	40		40
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	SFr 756		SFr 891
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model
Liabilities
Long-term debt	SFr 574		SFr 813
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50		50
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100		100
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	70		70
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	(50)		(50)
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	93		100
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	49		64
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	2		2
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	0		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	0		1
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	213		275
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	19		36
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Long-term debt	SFr 42		SFr 78
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	0		(15)
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	141		3,206
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	61		246
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Long-term debt, measurement input	25		25
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Long-term debt, measurement input	25		25
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Long-term debt, measurement input	25		25
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	SFr 6,546		SFr 11,458
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model
Liabilities
Long-term debt	SFr 4,802		SFr 9,972
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50		50
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100		100
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	70		70
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	(50)		(60)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	93		100
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	45		63
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	2		2
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	0		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Minimum
Liabilities
Long-term debt, measurement input	(10)		(55)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Maximum
Liabilities
Long-term debt, measurement input	0		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Weighted average
Liabilities
Long-term debt, measurement input	(6)		(7)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	0		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	213		275
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	23		26
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Long-term debt	SFr 1,601		SFr 1,141
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	(28)		(12)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	562		1,260
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	110		40
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Long-term debt, measurement input	5		25
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Long-term debt, measurement input	49		40
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Long-term debt, measurement input	33		29
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Market comparable
Liabilities
Long-term debt	SFr 13		SFr 22
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	32		43
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	32		46
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	32		43
Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	SFr 0		SFr 5
Recurring basis | Level 3 | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt			0
Recurring basis | Level 3 | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	SFr 655
Recurring basis | Level 3 | Long-term debt - of which nonrecourse liabilities | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	0
Recurring basis | Level 3 | Long-term debt - of which nonrecourse liabilities | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	99
Recurring basis | Level 3 | Long-term debt - of which nonrecourse liabilities | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	51
Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	SFr 0		0
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0		0
Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	SFr 70		SFr 53
Recurring basis | Level 3 | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0		0
Recurring basis | Level 3 | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	323		66
Recurring basis | Level 3 | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	1		2
Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	SFr 3,657		SFr 3,801
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	SFr 211		SFr 167
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(1)		0
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100		100
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	65		47
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	1		1
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	27		28
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	6		7
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	SFr 92		SFr 98
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Option model
Liabilities
Trading liabilities	SFr 54		SFr 47
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	35		35
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	70		70
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	53		53
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	23		23
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	27		28
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	25		25
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Trading liabilities	SFr 9		SFr 37
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	190		47
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	190		147
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	190		71
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Minimum
Liabilities
Trading liabilities, measurement input	95		95
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Maximum
Liabilities
Trading liabilities, measurement input	95		95
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	95		95
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Market comparable
Liabilities
Trading liabilities			SFr 12
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input			100
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input			100
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input			100
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	SFr 1,558		SFr 1,211
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model
Liabilities
Trading liabilities	SFr 16		SFr 23
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	29		17
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	3,232		1,225
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	430		270
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	49		49
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	57		50
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	53		49
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Trading liabilities	SFr 922		SFr 745
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	1		2
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	5,394		1,041
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	475		142
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit curve volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	62
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit curve volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	102
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit curve volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	78
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	38		38
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	45		45
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	41		44
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0		1
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	5		20
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	2		4
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	8		8
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	30		27
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	20		15
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	100		100
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	174		154
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	132		122
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0		29
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Maximum
Liabilities
Trading liabilities, measurement input	95		85
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	59		69
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0		0
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	7		8
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	5		5
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	2		0
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	40		40
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	24		31
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable
Liabilities
Trading liabilities	SFr 586		SFr 412
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	89		89
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	113		110
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	99		99
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	SFr 1,401		SFr 1,921
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Trading liabilities, measurement input	50		50
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100		100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	70		70
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(50)		(60)
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	93		100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	49		66
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(85)		0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	213		275
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	24		26
Bank
Liabilities
Due to banks	SFr 484		SFr 322
Customer deposits	3,603		3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,473		10,823
Obligation to return securities received as collateral	42,479		40,219
Trading liabilities	44,040		38,186
Short-term borrowings	12,079		11,333
Long-term debt	67,959		69,406
Other liabilities	7,365		7,869
Bank | Recurring basis
Liabilities
Due to banks	484		322
Customer deposits	3,603		3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,473		10,823
Obligation to return securities received as collateral	42,479		40,219
Trading liabilities	44,040		38,186
Short-term borrowings	12,079		11,333
Long-term debt	67,959		69,406
Other liabilities	7,365		7,869
Total liabilities at fair value	195,482		181,497
Bank | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	12,539		10,182
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	34,694		39,084
Bank | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	7,917		7,626
Bank | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	7,550		7,578
Bank | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,803
Bank | Recurring basis | Debt securities
Liabilities
Trading liabilities	7,606		8,922
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,810		3,889
Bank | Recurring basis | Equity securities
Liabilities
Trading liabilities	21,000		15,792
Bank | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	15,434		13,472
Bank | Recurring basis | Level 3
Liabilities
Due to banks	0		0
Customer deposits	433		474
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	170		1
Trading liabilities	3,727		3,854
Short-term borrowings	480		997
Long-term debt	8,505		12,749
Other liabilities	1,185		1,367
Total liabilities at fair value	14,500		19,442
Bank | Recurring basis | Level 3 | Option model
Liabilities
Short-term borrowings	SFr 304		SFr 847
Bank | Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	50		50
Bank | Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	100		100
Bank | Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	70		70
Bank | Recurring basis | Level 3 | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Customer deposits, measurement input	81		46
Bank | Recurring basis | Level 3 | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Customer deposits, measurement input	145		79
Bank | Recurring basis | Level 3 | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Customer deposits, measurement input	140		71
Bank | Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Customer deposits, measurement input	(6)		0
Short-term borrowings, measurement input	(50)		(50)
Bank | Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Customer deposits, measurement input	100		100
Short-term borrowings, measurement input	93		100
Bank | Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Customer deposits, measurement input	78		77
Short-term borrowings, measurement input	51		62
Bank | Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	0		0
Bank | Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	2		2
Bank | Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	0		0
Bank | Recurring basis | Level 3 | Option model | Measurement Input, Mean reversion [Member] | Minimum
Liabilities
Customer deposits, measurement input	10		10
Bank | Recurring basis | Level 3 | Option model | Measurement Input, Mean reversion [Member] | Maximum
Liabilities
Customer deposits, measurement input	10		10
Bank | Recurring basis | Level 3 | Option model | Measurement Input, Mean reversion [Member] | Weighted average
Liabilities
Customer deposits, measurement input	10		10
Bank | Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	0		1
Bank | Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	213		275
Bank | Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	27		39
Bank | Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Short-term borrowings	SFr 68		SFr 56
Bank | Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	(28)		(40)
Bank | Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	1,317		937
Bank | Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	1,160		138
Bank | Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	35		40
Bank | Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	40		40
Bank | Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	40		40
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	SFr 756		SFr 891
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model
Liabilities
Long-term debt	SFr 574		SFr 813
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50		50
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100		100
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	70		70
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	(50)		(50)
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	93		100
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	49		64
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0		0
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	2		2
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	0		0
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	0		1
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	213		275
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	19		36
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Long-term debt	SFr 42		SFr 78
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	0		(15)
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	141		3,206
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	61		246
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Long-term debt, measurement input	25		25
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Long-term debt, measurement input	25		25
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Long-term debt, measurement input	25		25
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	SFr 6,546		SFr 11,458
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model
Liabilities
Long-term debt	SFr 4,802		SFr 9,972
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50		50
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100		100
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	70		70
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	(50)		(60)
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	93		100
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	45		63
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0		0
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	2		2
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	0		0
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Minimum
Liabilities
Long-term debt, measurement input	(10)		(55)
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Maximum
Liabilities
Long-term debt, measurement input	0		0
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Weighted average
Liabilities
Long-term debt, measurement input	(6)		(7)
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	0		0
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	213		275
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	23		26
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Long-term debt	SFr 1,601		SFr 1,141
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	(28)		(12)
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	562		1,260
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	110		40
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Long-term debt, measurement input	5		25
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Long-term debt, measurement input	49		40
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Long-term debt, measurement input	33		29
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Market comparable
Liabilities
Long-term debt	SFr 13		SFr 22
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	32		43
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	32		46
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	32		43
Bank | Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	SFr 0		SFr 5
Bank | Recurring basis | Level 3 | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	345		140
Bank | Recurring basis | Level 3 | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	SFr 655
Bank | Recurring basis | Level 3 | Long-term debt - of which nonrecourse liabilities | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	0
Bank | Recurring basis | Level 3 | Long-term debt - of which nonrecourse liabilities | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	99
Bank | Recurring basis | Level 3 | Long-term debt - of which nonrecourse liabilities | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	51
Bank | Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	SFr 0		0
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0		0
Bank | Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	SFr 70		SFr 53
Bank | Recurring basis | Level 3 | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0		0
Bank | Recurring basis | Level 3 | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	323		66
Bank | Recurring basis | Level 3 | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	1		2
Bank | Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	SFr 3,657		SFr 3,801
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	SFr 211		SFr 167
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(1)		0
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100		100
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	65		47
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	1		1
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	27		28
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	6		7
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	SFr 92		SFr 98
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Option model
Liabilities
Trading liabilities	SFr 54		SFr 47
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	35		35
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	70		70
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	53		53
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	23		23
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	27		28
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	25		25
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Trading liabilities	SFr 9		SFr 37
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	190		47
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	190		147
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	190		71
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Minimum
Liabilities
Trading liabilities, measurement input	95		95
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Maximum
Liabilities
Trading liabilities, measurement input	95		95
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	95		95
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Market comparable
Liabilities
Trading liabilities			SFr 12
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input			100
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input			100
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input			100
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	SFr 1,558		SFr 1,211
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model
Liabilities
Trading liabilities	SFr 16		SFr 23
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	29		17
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	3,232		1,225
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	430		270
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	49		49
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	57		50
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	53		49
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Trading liabilities	SFr 922		SFr 745
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	1		2
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	5,394		1,041
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	475		142
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit curve volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	62
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit curve volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	102
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit curve volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	78
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	38		38
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	45		45
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	41		44
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0		1
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	5		20
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	2		4
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	8		8
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	30		27
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	20		15
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	100		100
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	174		154
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	132		122
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0		29
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Maximum
Liabilities
Trading liabilities, measurement input	95		85
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	59		69
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0		0
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	7		8
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	5		5
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	2		0
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	40		40
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	24		31
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable
Liabilities
Trading liabilities	SFr 586		SFr 412
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	89		89
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	113		110
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	99		99
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	SFr 1,401		SFr 1,921
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Trading liabilities, measurement input	50		50
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100		100
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	70		70
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(50)		(60)
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	93		100
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	49		66
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(85)		0
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	213		275
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	24		26